SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 4,343,549	$ 2,409,244	$ 1,163,384
Total	(20,029,544)	(36,842,159)	(33,067,163)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	4,874,027	32,036,547	27,945,312
Purchases of goods and services	(24,076,814)	(61,946,096)	(60,847,857)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Salaries, social security benefits and other benefits	(2,656,077)	(10,209,376)	(5,002,881)
Sales of goods and services	367,928
Purchases of goods and services	(3,079,070)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	3,714,441	2,911,723	6,381,641
Purchases of goods and services	(3,517,528)	(1,998,349)	(2,249,940)
In-kind contributions	$ 4,343,549	2,409,244	1,163,384
Interest expenses			5,753
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses		$ (45,852)	$ (462,575)